Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000025694 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000025694 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000025694 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000025694 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000025694 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000025694 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000025694 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000025694 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025694 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000025694 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000025694 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000025694 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000062556 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000062556 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000062556 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000062556 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000062556 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000062556 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000062556 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000062556 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062556 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000062556 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000062556 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000062556 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157800 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000157800 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	27.60%
C000157800 | Financials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000157800 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000157800 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000157800 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000157800 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000157800 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000157800 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000157800 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000157800 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000157800 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000164403 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164403 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000164403 | Financials
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000164403 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000164403 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000164403 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000164403 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000164403 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000164403 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000164403 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000164403 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000164403 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025696 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000025696 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000025696 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000025696 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000025696 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000025696 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000025696 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C000025696 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000025696 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000025696 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000025696 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000025696 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000065218 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000065218 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065218 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000065218 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000065218 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065218 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065218 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000065218 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000065218 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000065218 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065218 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000065218 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000065289 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000065289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000065289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000065289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000065289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000065289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000065289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000065289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000065289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065289 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065289 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C000025697 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000025697 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000025697 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000025697 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000025697 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025697 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025697 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025697 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000025697 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000025697 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000025697 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000025697 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000025698 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000025698 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	57.60%
C000025698 | Investment Companies - Domestic Equity
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000025698 | Investment Companies - International Equity
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000025698 | Futures
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000025698 | Credit Default Swaps
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000091786 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000091786 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000091786 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	52.30%
C000091786 | Futures
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091786 | U.S. Government Agency Securities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000091786 | Options
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000091788 | Other Asset Type
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091788 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000091788 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000091788 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091788 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000091788 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000091788 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000091788 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000091788 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000091788 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000091788 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091788 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000091790 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000091790 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000091790 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000091790 | U.S. Government Agency Mortgages
Holdings [Line Items]
Percent of Net Asset Value	78.60%
C000091790 | Collateralized Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000091790 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000025699 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000025699 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	58.90%
C000025699 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	40.90%
C000025691 | Investment Companies - Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000025691 | Investment Companies - Domestic Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000025691 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000025691 | Revenue Bonds
Holdings [Line Items]
Percent of Net Asset Value	64.20%
C000025691 | Certificates of Participation
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000025691 | Special Tax
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000025691 | Tax Allocation
Holdings [Line Items]
Percent of Net Asset Value	0.40%